CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, shares issued	7,994,450
Common stock, shares outstanding	7,901,950
Treasury stock shares	92,500	92,500
Common stock
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	19,899,999	19,899,999
Common stock, shares issued	7,994,450	4,975,000
Common stock, shares outstanding	7,901,950	4,882,500
Class A Common
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	1	1
Common stock, shares issued	1	1
Common stock, shares outstanding	1	1